Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (503,593)	$ (1,768,402)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	8,336	8,336
Stock-based compensation expense	199,698	1,485,719
Rental inventory – depreciation expense	18,704	39,750
Gain on settlement of liabilities	(4,311)	0
Changes in operating assets and liabilities:
Accounts receivable	(6,120)	(2,659)
Prepaid expenses	(15,043)	0
Right of use asset	3,413	3,425
Accounts payable and accrued liabilities	74,010	7,608
Right of use liabilities	(3,413)	(3,425)
Net cash used in operating activities	(228,319)	(229,648)
Cash Flows from Investing Activities:
Purchases of property and equipment	0	0
Net cash used in investing activities	0	0
Cash Flows from Financing Activities:
Repayment of related party advances	0	(8,731)
Repayment of notes payable – related party	0	(50,000)
Proceeds from notes payable	0	99,996
Proceeds from notes payable – related party	210,000	17,000
Proceeds from sale of common stock	0	138,000
Net cash provided by financing activities	210,000	196,265
Net change in cash	(18,319)	(33,383)
Cash, at beginning of period	49,830	38,971
Cash, at end of period	31,511	5,588
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Noncash Financing activities
Common stock issued for settlement of liabilities	$ 99,996	$ 0